Accounts Payable and Accruals	12 Months Ended
Dec. 31, 2019
Accounts Payable and Accruals [Abstract]
Accounts Payable and Accruals
NOTE 9 -	ACCOUNTS PAYABLE AND ACCRUALS:

a.	Accounts payable - other:

	December 31
	2019	2018
	U.S. dollars in thousands

Employees and related institutions	654	628
Accrued expenses	899	323
	1,553	951

b.	The carrying amount of accounts payables, which are financial liabilities, is a reasonable approximation of their fair value since the effect of discounting is immaterial.